Additional financial information - Statements of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other long-term assets
Prepaid lease deposits and other	$ 21	$ 20
Other	4	7
Other long-term assets	25	27
Accounts payable and accrued liabilities
Trade accounts payable	37	39
Accrued liabilities	103	110
Payroll and other employee-related liabilities	135	129
Advance billings	4	5
Other	11	6
Total trade and other current payables	$ 290	$ 289